Leases	6 Months Ended
Jun. 30, 2023
Leases
Leases

18.Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	582	413
Acquisitions through business combinations	—	—
Loss on modification	—	—
Depreciation	(536)	—
Interest expense	—	22
Payments	—	(787)
Derecognition of right-of-use assets/lease liabilities due to sale	—	—
Effect of foreign exchange rates	(19)	46
Balance at June 30, 2023	1,489	881

Lease liabilities - current		771
Lease liabilities - non-current		110

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,318	1,318
Acquisitions through business combinations	62	62
Loss on modification	—	—
Depreciation	(1,262)	—
Interest expense	—	77
Payments	—	(1,515)
Effect of foreign exchange rates	113	92
Balance at June 30, 2022	2,281	1,968

Lease liabilities - current		1,551
Lease liabilities - non-current		417

The amounts reflected in the line General and administrative expenses of this interim condensed consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Expense relating to low-value leases	252	28
Interest expense on lease liabilities	22	77
	274	105

On June 1, 2019 Nexters Global Ltd entered into a new lease agreement for the office spaces with a new owner in Larnaca, Cyprus. On June 1, 2021, the lease was renewed for another two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities. On June 1, 2023, the lease was renewed for another two year.

On March 24, 2020 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying in lumpsum for the whole year. As the Group already makes such payments and received the discount for the first year, management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group measures the right-of-use asset at the same amount as the lease liability.

On October 4, 2021 GDEV Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease runs for 3 years with an early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is not reasonably certain.

On December 1, 2021, Jule 29, 2022 and October 4, 2022 Nexters Global Ltd entered into new lease agreements for vehicles. As the terms of the contracts were the same and were entered into at the same time with the same counterparty, the contracts are combined as a single contract. The lease runs for 3 years with an early termination option. Management decided to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is reasonably certain.

On January 31, 2022 GDEV Inc. acquired Lightmap Ltd group which had a lease agreement for the office building in Limassol, Cyprus. The agreement is renewed on April 1, 2023 for 2 more years.

On August 9, 2022 Nexters Studio Armenia LLC entered into a new lease agreement over the office spaces and co-working spaces in Yerevan, Armenia, the lease runs for 2 and 1 years consistently.

Other than the office and leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the interim condensed consolidated statement of cash flow is presented below:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Сash outflow for leases	765	1,438
Cash outflow for low-value leases	252	28
Total cash outflow for leases	1,017	1,466

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.